Long-Term Debt, net - The Refinancing and the New Credit Facilities (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 11, 2020 USD ($) item	Jul. 02, 2020 USD ($) installment	Apr. 09, 2020 item	May 02, 2019	Sep. 30, 2020 USD ($) installment	Dec. 31, 2021 USD ($) installment	Apr. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 08, 2020 USD ($)
Long-Term Debt, net
Credit facility							$ 815,000
Number of shares issued for one share under reverse stock split				0.0714
Credit facility							$ 815,000
RBS
Long-Term Debt, net
Credit facility						$ 475,500
Credit facility						475,500
Long-term debt								$ 433,412
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Credit facility						382,500
Credit facility						382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Credit facility						114,000
Credit facility						114,000
Long-term debt								63,061
Credit Suisse
Long-Term Debt, net
Credit facility						171,800
Credit facility						171,800
Long-term debt								101,254
Citi-Eurobank
Long-Term Debt, net
Credit facility						37,600
Credit facility						37,600
Long-term debt								17,669
Club Facility
Long-Term Debt, net
Credit facility								206,200
Credit facility								206,200
Long-term debt								124,427
Citibank $120 mil. Facility
Long-Term Debt, net
Credit facility						120,000
Credit facility						120,000
Long-term debt								93,742
Citibank $123.9 mil. Facility
Long-Term Debt, net
Credit facility						123,900
Credit facility						$ 123,900
Long-term debt								$ 85,280
Oceancarrier (No.2) Corp. Oceancarrier (No.3) Corp | LIBOR
Long-Term Debt, net
Spread on variable rate	3.75%
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Loan to fair value percentage						65.00%
Minimum working capital requirement per vessel						$ 1,000
Macquarie Bank $58 mil. Facility | Rewarding International Shipping Inc. and Blackwell Seaways Inc
Long-Term Debt, net
Credit facility									$ 24,000
Number of newly acquired vessels on whom loan was financed | item			2
Number of quarterly instalments | installment					19
Term of debt					5 years
Balloon payment at maturity					$ 10,400
Credit facility									$ 24,000
Macquarie Bank $58 mil. Facility | Rewarding International Shipping Inc. and Blackwell Seaways Inc | LIBOR
Long-Term Debt, net
Spread on variable rate	3.90%
Macquarie Bank $58 mil. Facility | Oceancarrier (No.2) Corp. Oceancarrier (No.3) Corp
Long-Term Debt, net
Credit facility	$ 34,000
Number of newly acquired vessels on whom loan was financed | item	2
Number of quarterly instalments | installment						19
Term of debt						5 years
Balloon payment at maturity						$ 15,200
Credit facility	$ 34,000
SinoPac $13.3 mil. Facility | Oceancarrier (No.1) Corp
Long-Term Debt, net
Credit facility		$ 13,300
Number of quarterly instalments | installment		19
Period after the drawn down to start quarterly installments		3 months
Term of debt		5 years
Balloon payment at maturity		$ 3,800
Loan to fair value percentage		120.00%
Credit facility		$ 13,300
SinoPac $13.3 mil. Facility | Oceancarrier (No.1) Corp | LIBOR
Long-Term Debt, net
Spread on variable rate		3.75%